Financial instruments related to commodity contracts - Fair value hierarchy (Details) - Derivative financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	$ (2,238)	$ (542)	$ (698)
Active management horizon of assessment	12 months	12 months
Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	$ (149)	$ 210	121
Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(681)	1,882	(618)
Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(1,408)	(2,634)	(201)
Crude oil, petroleum products and freight rates activities
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(310)	(282)	(283)	$ (223)
Crude oil, petroleum products and freight rates activities | Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	10	(182)	(303)
Crude oil, petroleum products and freight rates activities | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(320)	(172)	20
Crude oil, petroleum products and freight rates activities | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments		72
Integrated Gas, Renewables & Power activities
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(1,928)	(260)	(415)	$ 416
Integrated Gas, Renewables & Power activities | Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(159)	392	424
Integrated Gas, Renewables & Power activities | Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(361)	2,054	(638)
Integrated Gas, Renewables & Power activities | Level 3
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	$ (1,408)	$ (2,706)	$ (201)
Price risk resulting from volatility of oil and natural gas prices
Disclosure of detailed information about financial instruments [line items]
Reasonably possible increase in risk assumption (as a percent)	10.00%
Reasonably possible decrease in risk assumption (as a percent)	(10.00%)
Increase in following year's margin due to increase in gas price spread	$ 100
Decrease in following year's margin due to decrease in gas price spread	$ (100)